FAIR VALUE MEASUREMENT AND FINANCIAL INSTRUMENTS	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Fair Value Disclosures [Abstract]
FAIR VALUE MEASUREMENT AND FINANCIAL INSTRUMENTS

5. FAIR VALUE MEASUREMENT AND FINANCIAL INSTRUMENTS

The carrying values of cash and cash equivalents, restricted cash, prepaid expenses and other current assets, and accounts payable on the Company’s condensed consolidated balance sheets approximated their fair values as of September 30, 2022 and December 31, 2021 due to their short-term nature.

Certain of the Company’s financial instruments are measured at fair value using a three-level hierarchy that prioritizes the inputs used to measure fair value. This fair value hierarchy prioritizes the use of observable inputs and minimizes the use of unobservable inputs. The three levels of inputs used to measure fair value are as follows:

Level 1:	Inputs are quoted prices for identical instruments in active markets.
Level 2:

Inputs are quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; or model-derived valuations whose inputs are observable or whose significant value drivers are observable.

Level 3:	Inputs are unobservable and reflect the Company’s own assumptions, based on the best information available, including the Company’s own data.

The following tables set forth the carrying amounts and fair values of the Company’s financial instruments measured at fair value on a recurring basis as of September 30, 2022 and December 31, 2021 (in thousands):

September 30, 2022
Fair Value Measurement Based on
			Quoted	Significant
			Prices in	Other	Significant
			Active	Observable	Unobservable
	Carrying		Markets	Inputs	Inputs
	Amount	Fair Value	(Level 1)	(Level 2)	(Level 3)
Assets:
Marketable securities:
Money market funds (cash equivalents)	$11,450	$11,450	$11,450	$—	$—
Marketable securities	$113,763	$113,763	$—	$113,763	$—
Liabilities:
Contingent consideration	$—	$—	$—	$—	$—

December 31, 2021
Fair Value Measurement Based on
			Quoted	Significant
			Prices in	Other	Significant
			Active	Observable	Unobservable
	Carrying		Markets	Inputs	Inputs
	Amount	Fair Value	(Level 1)	(Level 2)	(Level 3)
Assets:
Money market funds (cash equivalents)	$16,382	$16,382	$16,382	$—	$—
Liabilities:
Contingent consideration	$52,000	$52,000	$—	$—	$52,000

The Company evaluates transfers between fair value levels at the end of each reporting period. There were no asset or liability transfers between fair value levels during the nine months ended September 30, 2022 and the year ended December 31, 2021.

Contingent Consideration

On September 20, 2016, the Company acquired Viventia through the issuance of shares of common stock plus contingent consideration, pursuant to the terms of a Share Purchase Agreement. The Company recorded the acquired assets and liabilities based on their estimated fair values as of the acquisition date and finalized its purchase accounting for the Viventia Acquisition during the third quarter of 2017. The contingent consideration relates to amounts potentially payable to the former shareholders of Viventia under the Share Purchase Agreement. Contingent consideration is measured at its estimated fair value at each reporting period, with fluctuations in value resulting in a non-cash charge to earnings (or loss) during the period. The estimated fair value measurement is based on significant inputs, including internally developed financial forecasts, probabilities of success, and the timing of certain milestone events and achievements, which are not observable in the market, representing a Level 3 measurement within the fair value hierarchy. The valuation of contingent consideration requires the use of significant assumptions and judgments, which management believes are consistent with those that would be made by a market participant. Management reviews its assumptions and judgments on an ongoing basis as additional market and other data is obtained, and any future changes in the assumptions and judgments utilized by management may cause the estimated fair value of contingent consideration to fluctuate materially, resulting in earnings volatility.

On July 15, 2022, the Company made the strategic decision to voluntarily pause further development of Vicineum in the United States. The decision was based on a thorough reassessment of Vicineum following recent discussions with the FDA, which had implications on the size, timeline and costs of an additional Phase 3 clinical trial for the treatment of NMIBC. The Company continues to believe that Vicineum has benefits for patients and healthcare providers that can be maximized through a company with a larger infrastructure, and as such intends to seek a partner for the further development of Vicineum. Additionally, during the second quarter of 2022, the Company observed an evolution of the current market treatment paradigm in NMIBC, with substantial uptake of intravesical chemotherapy (monotherapy and combination therapy) during the bacillus Calmette-Guérin (“BCG”) shortage. Accordingly, during the second quarter of 2022, the Company concluded that it no longer expected to pay related milestone and earnout payments to the former shareholders of Viventia, with the exception of the potential 2% earnout payment related to the Greater China region since those territory rights had been out-licensed pursuant to the exclusive license agreement with Qilu Pharmaceutical Co., Ltd. (“Qilu”) (the “Qilu License Agreement”) (as further described in Note 17. “License Agreements” below). As of June 30, 2022, Qilu held the exclusive license to develop Vicineum in the Greater China region, and accordingly, the $1.8 million estimated earnout payment in the Greater China region remained as long-term contingent consideration as of June 30, 2022.

The Company and Qilu are in the process of negotiating a termination of the Qilu License Agreement. Upon the termination of the Qilu License Agreement, the Company will regain the rights to develop, manufacture and commercialize Vicineum in Greater China. However, the Company does not plan to develop or commercialize Vicineum in that region or any other, as it is pursuing the Merger with Carisma. The Company is also seeking to sell or out-license Vicineum and all the related obligations related to Vicineum. The Company expects that any partner who acquires or licenses Vicineum from the Company will be obligated to make any payments, including those related to sales in the Greater China region (if any), that become payable to the former shareholders of Viventia under the Share Purchase Agreement. If a sale or license of Vicineum has not occurred at the time the Merger is completed, Carisma has indicated it may continue to seek a sale or license of Vicineum and has no plans to develop Vicineum. Accordingly, as of September 30, 2022, the Company concluded that it no longer expects to owe any future earnout payments related to the Greater China region and reduced its remaining $1.8 million of contingent consideration liabilities to zero as of September 30, 2022.

The contingent consideration balance as of December 31, 2021 was $52.0 million which was based upon projected world-wide net sales. The estimated fair value of the Company’s contingent consideration was determined using probabilities of successful achievement of regulatory milestones and commercial sales, the period in which these milestones and sales are expected to be achieved through 2033, the level of commercial sales of Vicineum forecasted for the US, Europe, Japan, China and other potential markets and discount rates ranging from 8.0% to 9.3% as of December 31, 2021.

The following table sets forth a summary of the change in the fair value of the Company’s contingent consideration liability, measured on a recurring basis at each reporting period (in thousands).

Balance at December 31, 2021	$52,000
Change in fair value of contingent consideration	(52,000)
Balance at September 30, 2022	$—

The fair value of the Company’s contingent consideration was determined based on the present value of projected future cash flows associated with sales-based milestones and earnouts on net sales and is heavily dependent on discount rates to estimate the fair value at each reporting period. Earnouts were determined using an earnout rate of 2% on all commercial net sales of Vicineum through December 2033. The discount rate applied to the 2% earnout was derived from the Company’s weighted-average cost of capital, which was 9.3% as of December 31, 2021. As of December 31, 2021, the balance also reflected potential milestone payments which constitute debt-like obligations, and therefore a high-yield debt index rate was applied to the milestones in order to determine the estimated fair value. This index rate was 8.0% as of December 31, 2021. The decrease in the fair value of contingent consideration of $52.0 million for the nine months ended September 30, 2022 was driven by the Company’s decision to voluntarily pause further development of Vicineum in the United States and seek a partner to acquire or license the asset and assume all associated liabilities.

5.  FAIR VALUE MEASUREMENT AND FINANCIAL INSTRUMENTS

The carrying values of cash and cash equivalents, restricted cash, prepaid expenses and other current assets, and accounts payable on the Company’s consolidated balance sheets approximated their fair values as of December 31, 2021 and 2020 due to their short-term nature.

Certain of the Company’s financial instruments are measured at fair value using a three-level hierarchy that prioritizes the inputs used to measure fair value. This fair value hierarchy prioritizes the use of observable inputs and minimizes the use of unobservable inputs. The three levels of inputs used to measure fair value are as follows:

Level 1:    Inputs are quoted prices for identical instruments in active markets,

Level 2:    Inputs are quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; or model-derived valuations whose inputs are observable or whose significant value drivers are observable.

Level 3:    Inputs are unobservable and reflect the Company’s own assumptions, based on the best information available, including the Company’s own data.

The following tables set forth the carrying amounts and fair values of the Company’s financial instruments measured at fair value on a recurring basis as of December 31, 2021 and 2020 (in thousands):

December 31, 2021
Fair Value Measurement Based on
			Quoted	Significant
			Prices in	Other	Significant
			Active	Observable	Unobservable
	Carrying		Markets	Inputs	Inputs
	Amount	Fair Value	(Level 1)	(Level 2)	(Level 3)
Assets:
Money market funds (cash equivalents)	$16,382	$16,382	$16,382	$—	$—
Liabilities:
Contingent consideration - short term	—	$—	$—	$—	$—
Contingent consideration - long term	$52,000	$52,000	$—	$—	$52,000

	December 31, 2020
			Fair Value Measurement Based on
			Quoted	Significant
			Prices in	Other	Significant
			Active	Observable	Unobservable
	Carrying		Markets	Inputs	Inputs
	Amount	Fair Value	(Level 1)	(Level 2)	(Level 3)
Assets:
Money market funds (cash equivalents)	$16,374	$16,374	$16,374	$—	$—
Liabilities:
Contingent consideration, current portion	8,985	$8,985	$—	$—	$8,985
Contingent consideration, net of current portion	$99,855	$99,855	$—	$—	$99,855

The Company evaluates transfers between fair value levels at the end of each reporting period. There were no transfers of assets or liabilities between fair value levels during the year ended December 31, 2021.

Contingent Consideration

The estimated fair value of the Company’s contingent consideration was determined using probabilities of successful achievement of regulatory milestones and commercial sales, the period in which these milestones and sales are expected to be achieved ranging from 2025 to 2033, the level of commercial sales of Vicineum forecasted for the US, Europe, Japan, China and other potential markets and discount rates ranging from 8.0% to 9.3% as of December 31, 2021 and 8.4% to 8.8% as of December 31, 2020. There have been no changes to the valuation methods utilized during the year ended December 31, 2021.

The following table sets forth a summary by quarter of the change in the fair value of the Company’s contingent consideration liability, measured on a recurring basis at each reporting period, for the year ended December 31, 2021 (in thousands):

Balance at December 31, 2020	$108,840
Change in fair value included in loss	48,160
Balance at March 31, 2021	157,000
Change in fair value included in loss	13,600
Balance at June 30, 2021	170,600
Change in fair value included in loss	(114,000)
Balance at September 30, 2021	56,600
Change in fair value included in loss	(4,600)
Balance at December 31, 2021	$52,000
Balance at December 31, 2021, current portion	$—
Balance at December 31, 2021, net of current portion	$52,000

The following table sets forth a summary of the change in the fair value of the Company’s total contingent consideration liability, measured on a recurring basis at each reporting period, for the year ended December 31, 2021.

Balance at December 31, 2020	$108,840
Change in fair value of contingent consideration - short term	(8,985)
Change in fair value of contingent consideration - long term	(47,855)
Balance at December 31, 2021	$52,000

The fair value of the Company’s contingent consideration is determined based on the present value of projected future cash flows associated with sales-based milestones and earnouts on net sales and is heavily dependent on discount rates to estimate the fair value at each reporting period. Earnouts are determined using an earnout rate of 2% on all commercial net sales of Vicineum through December 2033. The discount rate applied to the 2% earnout is derived from the Company’s WACC, which has fluctuated from 8.8% as of December 31, 2020, to 7.8% as of March 31, 2021, 6.8% as of June 30, 2021, 8.6% as of September 30, 2021, and 9.3% as of December 31, 2021. Milestone payments constitute debt-like obligations, and therefore a high-yield debt index rate is applied to the milestones in order to determine the estimated fair value. This index rate changed from 8.4% as of December 31, 2020, to 7.4% as of March 31, 2021, 6.6% as of June 30, 2021, 7.5% as of September 30, 2021, and 8.0% as of December 31, 2021. The decrease in the fair value of contingent consideration of $56.8 million for the year ended December 31, 2021 was driven by the receipt of the CRL from the FDA, in which the FDA determined that it could not approve the BLA for Vicineum in its present form, and the Company’s withdrawal of its MAA with EMA. In October and December 2021, we participated in a CMC Type A Meeting and a Clinical Type A Meeting, respectively, with the FDA to discuss issues raised in the CRL and to discuss design elements of an additional Phase 3 clinical trial for Vicineum, which the FDA confirmed will be required for a potential resubmission of a BLA. Following these Type A Meetings, we believe we have greater clarity of the requirements for potential resubmission of a BLA. We have a Type C Meeting scheduled with the FDA for March 28, 2022, in which we expect to discuss the study protocol for the additional Phase 3 clinical trial that we plan to conduct for potential resubmission of our a BLA for Vicineum for the treatment of non-muscle invasive CIS of the bladder in patients previously treated with adequate or less than adequate BCG. Incorporating the impact of the CRL and the subsequent Type A Meetings in the fourth quarter of 2021, the Company reassessed the underlying assumptions used to develop the revenue projections upon which the fair value of its contingent consideration is based. The most significant and impactful assumptions in the Company’s revenue projection models are timing of commercial product launch and probabilities of clinical and regulatory success; the Company expects delays in the start of commercialization and estimates lower POS as a direct result of the CRL and the Company’s withdrawal of its MAA. The Company plans to conduct an additional Phase 3 clinical trial in order to resubmit a BLA for Vicineum for the treatment of non-muscle invasive CIS of the bladder in patients previously treated with adequate or less than adequate BCG, which will lead to delays in the start of commercialization globally. The Company has assessed a commercialization timeline assumption and applied a probability to each outcome based on management’s best estimate. In addition, the Company now assumes a lower POS in achieving certain clinical and regulatory milestones in the range of approximately 45% to 55% globally. Any changes in these assumptions and estimates as a result of these meetings, or other information obtained, may have a significant impact on the remeasurement of the contingent consideration liability in the future.